ACQUISITION OF MEGAWOOD ENTERPRISES (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 23, 2019
Disclosure of detailed information about business combination [line items]
Convertible promissory note	$ 1,136,065	$ 1,845,830
Impairment loss recognised in profit or loss, goodwill	22,375,225	$ 5,160,741
Megawood Enterprises Inc.
Disclosure of detailed information about business combination [line items]
Total consideration			$ 794,888
Consideration paid/payable			650,000
Closing working capital deficit receivable			30,112
Convertible promissory note			$ 175,000
Impairment loss recognised in profit or loss, goodwill	$ 689,328